John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Senior loans (A)(B) 87.7%				$312,354,762
(Cost $320,984,532)
Consumer staples 0.8%				2,939,698
Fresh Holdco, Inc., Term Loan (3 month SOFR + 6.000%)	7.936	01-23-26	2,939,698	2,939,698
Energy 3.8%				13,647,697
Alta Buyer LLC, 2022 Incremental Term Loan (3 month SOFR + 6.000%)	9.703	12-21-27	10,000,000	9,800,000
Andretti Buyer LLC, Term Loan (3 month LIBOR + 4.750%)	8.392	06-30-26	4,020,378	3,847,697
Financials 12.8%				45,523,682
GC Waves Holdings, Inc., 2021 Replacing Term Loan (1 month LIBOR + 5.500%)	8.615	08-13-26	4,050,305	3,918,451
GC Waves Holdings, Inc., Delayed Draw Term Loan (1 month LIBOR + 5.500%)	8.615	08-13-26	1,288,031	1,175,576
Insignia Finance Merger Sub LLC, Revolver (Prime rate + 4.000%)	10.250	12-23-27	747,308	593,252
Insignia Finance Merger Sub LLC, Term Loan (3 month LIBOR + 5.000%)	8.674	12-23-27	5,549,038	5,038,087
MC Group Ventures Corp., 2021 Delayed Draw Term Loan (3 month LIBOR + 5.500%)	8.377	06-30-27	1,358,598	1,170,580
MC Group Ventures Corp., 2021 Term Loan (3 month LIBOR + 5.500%)	8.377	06-30-27	4,091,071	3,754,615
Oakbridge Insurance Agency LLC, 2022 2nd Amendment Delayed Draw Term loan (1 month SOFR + 5.750%)	7.783	12-31-26	237,623	155,516
Oakbridge Insurance Agency LLC, 2022 2nd Amendment Term Loan A (3 month SOFR + 5.750%)	8.885	12-31-26	283,639	273,786
Oakbridge Insurance Agency LLC, Revolver (1 month LIBOR + 5.750%)	8.885	12-31-26	149,596	123,613
Oakbridge Insurance Agency LLC, Term Loan A (1 month LIBOR + 5.750%)	8.885	12-31-26	6,520,931	6,294,412
Omni Intermediate Holdings LLC, 2021 Term Loan (Prime rate + 4.000% and 3 month LIBOR + 5.000%)	8.690	12-30-26	6,284,862	6,114,481
Omni Intermediate Holdings LLC, 2022 Term Loan (3 month SOFR + 5.000%)	8.690	12-30-26	2,270,998	2,225,578
Simplicity Financial Marketing Holdings, Inc., Delayed Draw Term Loan (3 month LIBOR + 6.000%)	9.674	12-02-26	2,044,986	1,935,227
Simplicity Financial Marketing Holdings, Inc., Term Loan (3 month LIBOR + 6.000%)	9.674	12-02-26	5,765,975	5,579,169
World Insurance Associates LLC, 2021 Delayed Draw Term Loan Tranche 4 (3 month LIBOR + 5.750%)	9.303	04-01-26	4,820,709	4,681,296
World Insurance Associates LLC, 2021 Revolver (3 month SOFR + 5.750%)	9.303	04-01-26	148,787	133,141
World Insurance Associates LLC, 2021 Term Loan (3 month SOFR + 5.750%)	9.303	04-01-26	1,814,341	1,761,871
World Insurance Associates LLC, 2022 Tranche 7 Delayed Draw Term Loan (3 month SOFR + 5.750%)	8.517	04-01-26	674,560	595,031
Health care 11.0%				39,237,866
Avante Health Solutions, Revolver (3 month LIBOR + 4.750%)	7.173	07-15-27	229,430	116,994
Avante Health Solutions, Term Loan (3 month LIBOR + 4.750%)	7.533	07-15-27	5,246,843	4,128,376
BrightView LLC, Delayed Draw Term Loan (3 month LIBOR + 5.750%)	5.750	04-12-24	330,978	286,159
BrightView LLC, Term Loan (3 month LIBOR + 5.750%)	9.391	12-14-26	5,318,405	4,902,303
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health Management Associates, Inc., 2018 Term Loan A (1 month LIBOR + 5.000%)	7.564	09-24-26	5,938,088	$5,514,672
Health Management Associates, Inc., 2021 Delayed Draw Term Loan (1 month LIBOR + 5.000%)	7.564	09-24-26	658,031	608,140
MB2 Dental Solutions LLC, 2021 Delayed Draw Term Loan (3 month SOFR + 6.150%)	9.703	01-29-27	1,898,663	1,860,690
MB2 Dental Solutions LLC, 2021 Term Loan (3 month SOFR + 6.000%)	9.703	01-29-27	5,252,534	5,147,483
Pediatric Home Respiratory Services LLC, 2022 Incremental Delayed Draw Term Loan (1 month SOFR + 6.250%)	9.426	08-19-27	152,106	117,475
Pediatric Home Respiratory Services LLC, Delayed Draw Term Loan (1 month SOFR + 6.250%)	9.426	12-04-24	1,053,521	1,013,152
Premier Imaging LLC, 2021 4th Amendment Delayed Draw Term Loan (1 month LIBOR + 5.750%)	8.852	01-02-25	1,387,937	1,184,648
Premier Imaging LLC, 2021 4th Amendment Term Loan (1 month LIBOR + 5.750%)	8.865	01-02-25	5,119,384	4,904,014
Therapeutic Research Center LLC, Term Loan (3 month SOFR + 5.250%)	8.953	03-21-26	9,602,343	9,453,760
Industrials 39.0%				138,754,443
AIDC Intermediate LLC, Term Loan (3 month SOFR + 6.400%)	8.906	07-22-27	10,000,000	9,800,000
Apex Service Partners LLC, 2019 Term Loan (3 month LIBOR + 5.250%)	6.722	07-31-25	4,911,807	4,676,510
Apex Service Partners LLC, 2020 First Lien Delayed Draw Term Loan (Prime rate + 4.500% and 3 month LIBOR + 5.500%)	9.857	07-31-25	454,385	432,529
Apex Service Partners LLC, 2020 Term Loan (3 month LIBOR + 5.500%)	9.174	07-31-25	1,717,113	1,634,519
Apex Service Partners LLC, 2022 15th Amendment Incremental Term Loan A (3 month SOFR + 5.250%)	8.303	07-31-25	1,399,457	1,351,595
BlueHalo Financing Holdings LLC, Revolver (1 month LIBOR + 6.000%)	9.038	10-31-25	770,398	705,029
BlueHalo Financing Holdings LLC, Term Loan A (3 month LIBOR + 6.000%)	9.552	10-31-25	5,798,183	5,550,309
CLS Management Services, Inc., Term Loan (3 month LIBOR + 4.500%)	5.500	05-31-27	3,790,257	3,541,148
GSM Acquisition Corp., Delayed Draw Term Loan (3 month LIBOR + 5.000%)	8.815	11-16-26	902,988	838,253
GSM Acquisition Corp., Revolver (1 month SOFR + 5.000%)	8.149	11-16-26	495,570	436,358
GSM Acquisition Corp., Term Loan (1 and 3 month SOFR + 5.000%)	8.672	11-16-26	7,801,936	7,242,621
ISS Compressors Industries, Inc., 2020 Revolver (Prime rate + 4.500%, 1 month LIBOR + 5.500%, and 1 and 3 month SOFR + 5.500%)	9.457	02-05-26	182,085	182,085
ISS Compressors Industries, Inc., 2020 Term Loan (3 month SOFR + 5.500%)	9.203	02-05-26	5,534,852	5,534,852
Luv Car Wash Group LLC, 2021 Delayed Draw Term Loan A (1 month LIBOR + 5.500%)	7.777	12-09-26	1,932,291	1,881,491
Luv Car Wash Group LLC, 2021 Delayed Draw Term Loan B (1 month LIBOR + 5.500%)	8.064	12-09-26	1,563,655	1,522,547
Luv Car Wash Group LLC, 2022 Delayed Draw Term Loan C (1 and 2 month LIBOR + 5.500%)	7.867	12-09-26	3,732,973	3,562,715
M+D Midco, Inc., Revolver (1 month SOFR + 6.000%)	9.053	08-31-28	91,743	53,007
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
M+D Midco, Inc., Term Loan (1 month SOFR + 6.000%)	8.376	08-31-28	6,559,633	$6,260,597
Management Consulting & Research LLC, 2022 Delayed Draw Term Loan (3 month SOFR + 6.000%)	9.053	10-29-27	825,000	784,934
Management Consulting & Research LLC, Term Loan (3 month SOFR + 6.000%)	8.728	08-16-27	6,292,948	6,134,999
MWD Management LLC, Delayed Draw Term Loan (3 month SOFR + 5.000%)	7.728	06-15-27	4,000,000	3,864,891
MWD Management LLC, Revolver (3 month SOFR + 5.000%)	8.653	06-15-27	200,000	166,223
MWD Management LLC, Term Loan (3 month SOFR + 5.000%)	7.154	06-15-27	5,000,000	4,831,114
Octo Consulting Group LLC, Term Loan (1 month LIBOR + 5.000%)	8.115	04-30-25	7,088,894	7,028,677
OIS Management Services LLC, Delayed Draw Term Loan (3 month SOFR + 4.750%)	9.453	07-09-26	9,303,259	9,082,244
Orion Group HoldCo LLC, Delayed Draw Term Loan (3 and 6 month LIBOR + 5.500% and 3 and 6 month SOFR + 5.500%)	8.507	03-19-27	3,336,007	3,137,279
Orion Group HoldCo LLC, Revolver (3 and 6 month SOFR + 5.500%)	9.002	03-19-27	589,063	549,073
Orion Group HoldCo LLC, Term Loan (3 month SOFR + 5.500%)	9.053	03-19-27	3,198,056	3,007,545
Paint Intermediate III LLC, 1st Lien Term Loan (3 month LIBOR + 4.250%)	7.370	06-14-24	2,934,659	2,934,659
Pathstone Family Office LLC, Delayed Draw Term Loan (1 month LIBOR + 5.250%)	8.365	06-01-27	7,980,000	7,805,350
PVI Holdings, Inc., Term Loan (3 month SOFR + 6.380%)	9.899	09-30-27	10,000,000	9,850,000
Southern Orthodontic Partners Management LLC, 4th Amendment Delayed Draw Term Loan (3 month SOFR + 6.000%)	9.709	01-27-26	3,096,000	2,950,367
The S2 HR Group LLC, Revolver (1 month SOFR + 5.500%)	8.635	05-30-25	594,404	520,104
The S2 HR Group LLC, Term Loan (1 month SOFR + 5.500%)	8.635	05-30-25	6,804,458	6,634,346
WSC Holdings Midco LLC, 2022 Term Loan (3 month LIBOR + 4.500%)	7.127	07-31-27	6,274,834	5,937,061
XpressMyself.com LLC, Term Loan (3 month SOFR + 5.000%)	8.147	09-07-28	8,529,412	8,329,412
Information technology 7.0%				24,787,310
Drilling Info, Inc., 2018 Term Loan (1 month LIBOR + 4.250%)	7.365	07-30-25	4,898,049	4,898,049
MRI Software LLC, 2020 Term Loan B (3 month LIBOR + 5.500%)	9.174	02-10-26	4,589,046	4,412,648
Nxgen Buyer, Inc., 2021 Term Loan (3 month LIBOR + 4.750%)	7.556	10-31-25	2,233,125	2,233,125
Nxgen Buyer, Inc., Term Loan (3 month LIBOR + 4.500%)	7.306	10-31-25	4,899,244	4,899,244
Trimech Acquisition Corp., Revolver (3 month SOFR + 4.750%)	8.034	03-10-28	157,895	95,107
Trimech Acquisition Corp., Term Loan (3 month SOFR + 4.750%)	8.303	03-10-28	8,662,500	8,249,137
Materials 11.3%				40,359,998
Comar Holding Company LLC, 2018 Term Loan (3 month LIBOR + 5.750%)	9.424	06-18-24	1,723,192	1,687,602
Comar Holding Company LLC, 2nd Amendment Delayed Draw Term Loan (3 month LIBOR + 6.250%)	9.424	06-18-24	732,394	719,358
Comar Holding Company LLC, Delayed Draw Term Loan (3 month LIBOR + 5.750%)	9.413	06-18-24	609,367	598,521
Comar Holding Company LLC, First Amendment Term Loan (3 month LIBOR + 5.750%)	9.424	06-18-24	1,570,881	1,542,919
DCG Acquisition Corp., Second Lien Term Loan (1 month LIBOR + 8.500%)	11.615	09-30-27	5,000,000	4,980,000
Liqui-Box Holdings, Inc., Term Loan B (3 month LIBOR + 4.500%)	7.570	02-26-27	2,939,850	2,831,957
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Polymer Solutions Group LLC, 2019 Term Loan (3 month LIBOR + 4.750%)	8.920	11-26-26	1,879,227	$1,873,965
Roofing Buyer LLC, Delayed Draw Term Loan (3 month LIBOR + 6.000% and 3 month SOFR + 6.000%)	9.087	12-08-26	8,635,247	7,948,805
Roofing Buyer LLC, Revolver (1 month SOFR + 6.000%)	8.798	12-01-26	152,661	125,364
Tilley Chemical Company, Inc., Delayed Draw Term Loan (3 month SOFR + 5.500%)	9.303	12-31-26	1,479,744	1,413,996
Tilley Chemical Company, Inc., Revolver (Prime rate + 5.000%)	9.750	12-31-26	772,485	708,781
Tilley Chemical Company, Inc., Term Loan A (3 month SOFR + 5.500%)	8.836	12-31-26	6,808,186	6,505,685
Walnut Parent, Inc., 2022 2nd Amendment Incremental Term Loan (3 month LIBOR + 5.500%)	8.560	11-09-27	2,743,125	2,621,434
Walnut Parent, Inc., Term Loan (3 month LIBOR + 5.500%)	8.560	11-09-27	7,117,351	6,801,611
Real estate 2.0%				7,104,068
Bandon Purchaser LLC, Delayed Draw Term Loan (3 month SOFR + 6.000%)	8.903	07-27-28	183,727	144,357
Bandon Purchaser LLC, Revolver (3 month SOFR + 6.000%)	9.466	07-27-28	219,948	212,073
Bandon Purchaser LLC, Term Loan (3 month SOFR + 6.000%)	8.679	07-27-28	6,850,394	6,747,638

	Yield (%)	Shares	Value

Short-term investments 13.1%			$46,470,655
(Cost $46,470,655)
Short-term funds 13.1%			46,470,655
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.9329(C)	46,470,655	46,470,655

Total investments (Cost $367,455,187) 100.8%	$358,825,417
Other assets and liabilities, net (0.8%)	(2,854,036)
Total net assets 100.0%	$355,971,381

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	Senior loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(C)	The rate shown is the annualized seven-day yield as of 9-30-22.
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 9-30-22 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in senior loans. The Advisor, assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In certain instances, valuations may be obtained from independent valuation firms.
Valuation techniques include discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For senior loans, the fund uses valuations from independent valuation firms, which are based on models developed from recognized accounting principles generally accepted in the United States of America valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Senior loan investments are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of senior loan investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the independent valuation firm believes that a third-party market participant would take into account in pricing a transaction. Senior loan investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2022 by major security category or type:

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 9-30-22 (unaudited)

	Total value at 9-30-22	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Senior loans	$312,354,762	—	—	$312,354,762
Short-term investments	46,470,655	$46,470,655	—	—
Total investments in securities	$358,825,417	$46,470,655	—	$312,354,762
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Senior loans
Balance as of 12-31-21	$193,539,769
Purchases	176,517,817
Sales	(47,882,366)
Realized gain (loss)	403,392
Net amortization of (premium) discount	621,927
Change in unrealized appreciation (depreciation)	(10,845,777)
Balance as of 9-30-22	$312,354,762
Change in unrealized appreciation (depreciation) at period end*	$(10,472,880)
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 9-30-22	Valuation technique	Significant unobservable inputs	Input range	Input weighted average*
Senior loans	$238,681,738	Discounted cash flow	Discount rate	6.86% - 14.72%	10.29%
	73,673,024	Recent transaction	Transaction price	$97.75 - $98.50	$98.21
	$312,354,762
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of September 30, 2022 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 9-30-22 (unaudited)

As of September 30, 2022, the fund had the following unfunded commitments outstanding:
Unfunded Term Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Andretti Buyer LLC	—	$897,364	($28,255)
Apex Service Partners LLC	$1,399,457	—	(67,314)
Avante Health Solutions	458,861	344,146	(150,508)
Bandon Purchaser LLC	2,440,945	304,987	(18,865)
BlueHalo Financing Holdings LLC	—	632,827	(22,132)
BrightView LLC	1,245,109	315,217	(47,576)
CLS Management Services, Inc.	2,132,353	1,279,412	(30,283)
Comar Holding Company LLC	—	276,184	(1,133)
GC Waves Holdings, Inc.	3,710,000	867,298	(59,626)
GSM Acquisition Corp.	—	330,380	(20,240)
Health Management Associates, Inc.	101,363	506,816	(35,068)
Insignia Finance Merger SUB LLC	—	925,769	(77,159)
ISS Compressors Industries, Inc.	—	69,067	1,314
LUV Car Wash Group LLC	2,743,243	—	(47,455)
M&D Midco, Inc.	2,293,578	1,055,046	(46,755)
Management Consulting & Research LLC	1,925,000	909,498	(22,850)
MC Group Ventures Corp.	1,216,964	517,857	(110,463)
MRI Software LLC	—	318,037	(6,484)
MWD Management LLC	—	800,000	(11,947)
Oakbridge Insurance Agency LLC	2,126,034	598,385	(71,345)
OIS Management Services LLC	—	689,655	(6,046)
Omni Intermediate Holdings LLC	850,375	544,601	(33,835)
Orion Group HoldCo LLC	—	82,234	(3,667)
Pathstone Family Office LLC	2,000,000	—	(15,956)
Pediatric Home Respiratory Services LLC	3,794,374	—	(56,916)
Polymer Solutions Group LLC	—	463,768	15,403
Premier Imaging LLC	3,444,260	—	(105,253)
Roofing Buyer LLC	962,500	228,991	(64,486)
Simplicity Financial Marketing Holdings, Inc.	1,613,636	460,903	(52,680)
Southern Orthodontic Partners Management LLC	6,900,000	—	(38,037)
The S2 HR Group LLC	—	2,377,617	(37,284)
Therapeutic Research Center LLC	—	303,131	(4,547)
Tilley Chemical Company, Inc.	—	661,275	(23,515)
Trimech Acquisition Corp.	—	1,157,895	(39,285)
World Insurance Associates LLC	2,075,440	392,257	(46,725)
WSC Holdings Midco LLC	3,104,305	620,861	(57,545)
XpressMyself.com LLC	—	1,470,588	(14,853)
Total	$46,537,797	$20,402,066	$(1,459,371)

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 9-30-22 (unaudited)

For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.